Note 10 - Issued Capital (Tables)	12 Months Ended
Jun. 30, 2026
Statement Line Items [Line Items]
Disclosure of classes of share capital [text block]
		Years Ended June 30,
	Notes	2026	2025	2024

(a) Issued Capital
217,508,862 (2025: 9,127,370,686) fully paid ordinary shares	10(b)	282,513,370	262,949,462	223,152,985
Nil (2025: Nil) options for fully paid ordinary shares	10(c)	-	-	-

		282,513,370	262,949,462	223,152,985

Disclosure of movement in issued capital [text block]
	June 30,
	2026		2025		2024
	No. of shares	A$	No. of shares	A$	No. of shares	A$
Beginning of the year	9,127,370,686	262,949,462	5,245,115,318	223,152,985	2,439,897,618	213,971,323

Movement during the year	(8,909,861,824)	19,563,908	3,882,255,368	39,796,477	2,805,217,700	9,181,662

End of the year	217,508,862	282,513,370	9,127,370,686	262,949,462	5,245,115,318	223,152,985

Disclosure of issuances of capital [text block]
				Issue
Date	Details	Notes	Number	Price	$
Year end June 30, 2023			33,023,040		184,262
November 29, 2023	Issue of shares under ATM Facility		362,462,762	0.0035	1,268,620
January 8, 2024	Issue of shares under ATM Facility		1,008,965,805	0.0035	3,531,380
February 2, 2024	Issue of shares under ATM Facility		571,428,556	0.0035	2,000,000
March 4, 2024	Issue of shares under ATM Facility		855,263,158	0.0038	3,250,000
April 22, 2024	Issue of shares under options exercised		7,097,419	0.0070	49,682
June 30, 2024	Security issuance costs		-		(918,020)
Year end June 30, 2024			2,805,217,700		9,181,662
July 18, 2024	Issue of shares under ATM Facility		75,220,800	0.0054	398,645
January 22, 2025	Issue of shares under options exercised		95,238	0.0100	952
January 30, 2025	Issue of shares under options exercised		6,333,333	0.0040	48,873
February 3, 2025	Issue of shares under ATM Facility		164,242,200	0.0129	2,122,173
February 17, 2025	Issue of Placement shares		1,165,841,830	0.0110	12,824,260
March 14, 2025	Issue of shares under options exercised		161	0.0100	2
April 4, 2025	Issue of Placement shares		2,470,521,806	0.0110	27,175,740
June 30, 2025	Security issuance costs		-		(2,774,168)
Year end June 30, 2025			3,882,255,368		39,796,477
July 16, 2025	Issue of shares under options exercised		95,238	0.0100	952
July 17, 2025	Issue of shares under options exercised		79,999,800	0.0045	362,099
August 22, 2025	Issue of shares under options exercised		1,283,942	0.0100	12,839
September 15, 2025	Issue of Placement shares		1,666,666,663	0.0120	20,000,000
December 31, 2025	Reconciliation of options reserve		-		296,268
June 15, 2026 (1)	Consolidation		(10,657,907,467)		-
June 30, 2025	Security issuance costs		-		(1,108,250)
Year end June 30, 2026			(8,909,861,824)		19,563,908